Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Tax loss carryforwards	$ 28,453	$ 27,617
Research and development	5,617	2,092
Employee and payroll accrued expenses	701	623
Operating lease liabilities	1,545	403
Share-based compensation	4,974	2,283
Derivative liabilities	139
Intangible assets	72
Other	37	37
Total deferred tax assets	41,538	33,055
Deferred tax liabilities:
Goodwill	15
Derivative assets	138
Operating lease right-of-use assets	1,509	461
Total deferred tax liabilities	1,662	461
Total deferred tax assets, net	39,876	32,594
Less valuation allowance for deferred tax assets	(39,876)	(32,594)
Deferred tax assets